Deposits (Narrative) (Details) (USD $)	Sep. 30, 2012	Sep. 30, 2011
Deposits [Abstract]
Noninterest-bearing deposits	$ 132,500,000	$ 97,600,000
Time deposits, $100,000 or more	865,400,000	882,800,000
Deposits reclassified as loans receivable	$ 123,000	$ 124,000